COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these financial statements, and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.
Registration and Shareholders Rights
Pursuant to a registration and shareholders rights agreement entered into on November 23, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will have registration rights to require the Company to register a sale of any of securities held by them. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of the Business Combination or a proposed alternative business combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $6,037,500 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes the Business Combination or a proposed alternative business combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
On December 17, 2021, L&F Acquisition Corp., a Cayman Islands exempted company (“LNFA”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among LNFA, L&F Acquisition Holdings, LLC, a Delaware limited liability company (“L&F Holdings”), ZF Merger Sub, Inc., a Delaware corporation (“ZF Merger Sub”), IDX Merger Sub, Inc., a Delaware corporation (“IDX Merger Sub”), IDX Forward Merger Sub, LLC, a Delaware limited liability company (“IDX Forward Merger Sub”), ZeroFox, Inc., a Delaware corporation (“ZeroFox”), and ID Experts Holdings, Inc., a Delaware corporation (“IDX”). The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of LNFA, ZeroFox and IDX and have been approved by the requisite stockholders of ZeroFox and IDX.
The Business Combination Agreement provides for, among other things, the following transactions on the date of Closing: (i) ZF Merger Sub will merge with and into ZeroFox (the “ZF Merger”), with ZeroFox being the surviving company in the ZF Merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of L&F Holdings, (ii) IDX Merger Sub will merge with and into IDX (the “IDX Merger”), with IDX being the surviving company in the IDX Merger (“Transitional IDX Entity”) and, after giving effect to such merger, continuing as a wholly-owned subsidiary of L&F Holdings, and (iii) Transitional IDX Entity will merge with and into IDX Forward Merger Sub (the “IDX Forward Merger”, and collectively with the ZF Merger and IDX Merger, the “Mergers”), with IDX Forward Merger Sub being the surviving company in the IDX Forward Merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of L&F Holdings.
The Mergers and the other transactions contemplated by the Business Combination Agreement are herein referred to as the Business Combination. The Business Combination is expected to close in the August 2022, following the receipt of the required approval by LNFA’s shareholders and the fulfillment of other customary closing conditions.
On May 3, 2022, the Company held an extraordinary general meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a business combination from May 23, 2022, to August 24, 2022. In connection with the approval of the extension, shareholders elected to redeem 13,824,311 Class A Ordinary Shares. As a result, $140,378,518 (or approximately $10.15 per share) was released from the Trust Account to pay such shareholders and 3,425,689 Class A Ordinary Shares were outstanding as of May 16, 2022.
Refer to the Current Report on Form
8-K
filed on May 4, 2022, for further information regarding the Charter Amendment.
Business Combination Consideration
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective times of the Mergers, among other things, (i) each outstanding share of common stock (including shares of common stock issued upon the mandatory conversion of shares of preferred stock) of ZeroFox, other than ZF Dissenting Shares (as defined in the Business Combination Agreement) and ZF Cancelled Shares (as defined in the Business Combination Agreement), will be automatically cancelled and converted into a right to receive a fraction of a share of LNFA Common Stock determined in accordance with the Business Combination Agreement on the basis of a pre-money
enterprise value of ZeroFox of $866,250,000 and a price of $10.00 per share of LNFA Common Stock and (ii) each outstanding share of common stock and preferred stock of IDX, other than IDX Dissenting Shares (as defined in the Business Combination Agreement) and IDX Cancelled Shares (as defined in the Business Combination Agreement), will be automatically cancelled and converted into a right to receive (x) for common stock and series
a-1
and series
a-2
preferred stock, a fraction of a share of LNFA Common Stock, (y) for common stock and series
a-1
and series
a-2
preferred stock, a portion of $50,000,000 in cash consideration (subject to certain adjustments for cash, working capital, debt and transaction expenses, and net of liquidation preferences, as provided in the Business Combination Agreement), and (z) for series
a-1,
series
a-2
and series b preferred stock, a liquidation preference amount of $0.361, in each case, in accordance with the Business Combination Agreement and on the basis of a pre-money
enterprise value of IDX of $338,750,000 and a price of $10.00 per share of LNFA Common Stock.
Advisory Services
The Company entered into an advisory agreement with Jefferies LLC (“Jefferies”). Jeffries will act as (i) the Company’s exclusive financial advisor and exclusive capital markets advisor in connection with the Business Combination involving one or both of the Target Companies and (ii) sole and exclusive (other than with respect to Stifel, Nicolaus & Company, Incorporated (“Stifel”)). If the pending Business Combination with ZeroFox and/or IDX does not occur, the Company will not be required to pay any contingent fees in connection with this agreement.
Jefferies will provide the Company with mergers and acquisition and equity capital markets financial advice and assistance in connection with a possible acquisition or other business transaction or series of transactions involving all or a material portion of the Target’s equity or assets, whether directly or indirectly and through any form of transaction, including, without limitation, merger, reverse merger, liquidation, stock purchase, asset purchase, recapitalization, reorganization, consolidation, amalgamation, joint venture, strategic partnership, license or other transaction.
The Company entered into an agreement with Stifel, Nicolaus & Company, Incorporated (“Stifel”). Stifel will endeavor to obtain one or more commitments for the Financing (individually a “Commitment” and collectively the “Commitments”) from one or more financial institutions or other sources other than any affiliates of the Company, ZeroFOX or IDX. (the “Investors”). If the Business Combination does not occur, the Company will not be required to pay any contingent fees in connection with this agreement.
There can be no assurances that the Company will complete the pending Business Combination with ZeroFox and/or IDX.
Common Equity Investment
Concurrently with the execution of the Business Combination Agreement, LNFA entered into subscription agreements (the “Common Equity Subscription Agreements”) with certain investors, including, among others, Victory Park Capital, certain existing stockholders of ZeroFox (certain funds affiliated with New Enterprise Associates, Highland Capital and Alsop Louie Partners (the “ZF Investors”)), and certain existing stockholders of IDX (certain funds affiliated with Blue Venture Fund, Peloton Equity and ForgePoint Capital (the “IDX Investors”)). Pursuant to the Common Equity Subscription Agreements, the investors agreed to subscribe for and purchase, and LNFA agreed to issue and sell to such investors, on the Closing Date (as defined in the Business Combination Agreement), an aggregate of 2,000,000 shares of LNFA Common Stock in exchange for an aggregate purchase price of $20,000,000 (the “Common Equity PIPE Financing”).
In addition, on December 16, 2021, the ZF Investors purchased PIK promissory notes issued by ZeroFox (the “ZF PIK Promissory Notes” (as defined in the Business Combination Agreement)) for an aggregate purchase price of $5,000,000.
Such ZF PIK Promissory Notes (as defined in the Business Combination Agreement) accrue interest that will be paid-in-kind at a rate of 5.0%
per annum. If the Closing occurs, the repayment of the original principal amount of the ZF PIK Promissory Notes (as defined in the Business Combination Agreement) may be offset against amounts owed by the ZF investors under their Common Equity Subscription Agreements. In addition, if the Closing occurs, any portion of closing cash consideration to which the IDX Investors are entitled in connection with the consummation of the Business Combination may be reduced to fund the subscription amount the IDX Investors would otherwise be required to pay pursuant to the Common Equity Subscription Agreements.
The closing of the Common Equity PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Common Equity Subscription Agreements provide that LNFA will grant the investors in the Common Equity PIPE Financing certain customary registration rights.
Convertible Notes Investment
In connection with signing the Business Combination Agreement, LNFA entered into convertible note subscription agreements (the “Convertible Note Subscription Agreements”) with affiliates of Monarch Alternative Capital LP, Victory Park Capital and Corbin Capital (the “Note Investors”), in respect of $150,000,000 aggregate principal amount of unsecured convertible notes due in 2025 (the “Notes”) to be issued in connection with the closing of the Business Combination (the “Convertible Notes Financing”). The principal terms of the Notes are set forth in the form of indenture attached as an exhibit to the Convertible Note Subscription Agreements, which indenture shall be entered into by LNFA, the guarantors party thereto and the indenture trustee (the “Indenture”), and the form of global note attached thereto. The Notes will bear interest at a rate of 7.00% per annum, payable quarterly in cash; provided, that the issuer may elect to pay interest in kind at 8.75% per annum, and the Notes will be convertible at an initial conversion price of $11.50, subject to customary anti-dilution adjustments, including with respect to stock-splits and stock dividends, dividends and other distributions, above-market tender offers, below-market rights offerings and spin-offs (the “Conversion Price”), and shall mature on the date that is three years following the closing of the Convertible Notes Financing. The post-Business Combination company may, at its election, force conversion of the Notes after the first anniversary of the issuance of the Notes (the “Conversion Trigger Date”), subject to a holder’s prior right to convert, if the volume-weighted average trading price of the post-Business Combination company’s common stock (x) for the first year after the Conversion Trigger Date, is greater than or equal to 150% of the conversion price for more than 20 trading days during a period of 30 consecutive trading days and (y) for the second year after the Conversion Trigger Date, is greater than or equal to 130% of the conversion price for more than 20 trading days during a period of 30 consecutive trading days.
Each holder of a Note will have the right to cause the post-Business Combination company to repurchase for cash all or a portion of the Notes held by such holder at any time upon the occurrence of a “fundamental change”, a customary definition provided in the Indenture (a “Fundamental Change”), at a price equal to par plus accrued and unpaid interest. In the event of a conversion in connection with a Fundamental Change, the Conversion Price will be adjusted by a usual and customary Fundamental Change “make-whole table” to be agreed in the Indenture. The Indenture will include restrictive covenants that, among other things, will limit the ability of the post-Business Combination company to incur senior debt in excess of $50,000,000, subject to certain qualifications and exceptions set forth in the Indenture. The Indenture also will include customary events of default.

The closing of the Convertible Notes Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. LNFA has agreed to execute a registration rights agreement for the benefit of the Note Investors, providing for customary demand, shelf and piggyback registration rights and otherwise in form and substance acceptable to the Note Investors and LNFA.

NOTE 6 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholders Rights
Pursuant to a registration and shareholders rights agreement entered into on November 23, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of
Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will have registration rights to require the Company to register a sale of any of securities held by them. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $6,037,500 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
On December 17, 2021, L&F Acquisition Corp., a Cayman Islands exempted company (“LNFA”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among LNFA, L&F Acquisition Holdings, LLC, a Delaware limited liability company (“L&F Holdings”), ZF Merger Sub, Inc., a Delaware corporation (“ZF Merger Sub”), IDX Merger Sub, Inc., a Delaware corporation (“IDX Merger Sub”), IDX Forward Merger Sub, LLC, a Delaware limited liability company (“IDX Forward Merger Sub”), ZeroFox, Inc., a Delaware corporation (“ZeroFox”), and ID Experts Holdings, Inc., a Delaware corporation (“IDX”). The Business Combination Agreement and the transactions contemplated thereby were approved by the boards of directors of each of LNFA, ZeroFox and IDX and have been approved by the requisite stockholders of ZeroFox and IDX.
The Business Combination Agreement provides for, among other things, the following transactions on the date of Closing: (i) ZF Merger Sub will merge with and into ZeroFox (the “ZF Merger”), with ZeroFox being the surviving company in the ZF Merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of L&F Holdings, (ii) IDX Merger Sub will merge with and into IDX (the “IDX Merger”), with IDX being the surviving company in the IDX Merger (“Transitional IDX Entity”) and, after giving effect to such merger, continuing as a wholly-owned subsidiary of L&F Holdings, and (iii) Transitional IDX Entity will merge with and into IDX Forward Merger Sub (the “IDX Forward Merger”, and collectively with the ZF Merger and IDX Merger, the “Mergers”), with IDX Forward Merger Sub being the surviving company in the IDX Forward Merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of L&F Holdings.
The Mergers and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”. The Business Combination is expected to close in the first half of 2022, following the receipt of the required approval by LNFA’s shareholders and the fulfillment of other customary closing conditions.
Business Combination Consideration
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective times of the Mergers, among other things, (i) each outstanding share of common stock (including shares of common stock issued upon the mandatory conversion of shares of preferred stock) of ZeroFox, other than ZF Dissenting Shares (as defined in the Business Combination Agreement) and ZF Cancelled Shares (as defined in the Business Combination Agreement), will be automatically cancelled and converted into a right to receive a fraction of a share of LNFA Common Stock determined in accordance with the Business Combination Agreement on the basis of a pre-money
enterprise value of ZeroFox of $866,250,000 and a price of $10.00 per share of LNFA Common Stock and (ii) each outstanding share of common stock and preferred stock of IDX, other than IDX Dissenting Shares (as defined in the Business Combination Agreement) and IDX Cancelled Shares (as defined in the Business Combination Agreement), will be automatically cancelled and converted into a right to receive (x) for common stock and series
a-1
and series
a-2
preferred stock, a fraction of a share of LNFA Common Stock, (y) for common stock and series
a-1
and series
a-2
preferred stock, a portion of $50,000,000 in cash consideration (subject to certain adjustments for cash, working capital, debt and transaction expenses, and net of liquidation preferences, as provided in the Business Combination Agreement), and (z) for series
a-1,
series a-2
and series b preferred stock, a liquidation preference amount of $0.361, in each case, in accordance with the Business Combination Agreement and on the basis of a pre-money
enterprise value of IDX of $338,750,000 and a price of $10.00 per share of LNFA Common Stock.
Advisory Services
The Company entered into an advisory agreement with Jefferies LLC (“Jefferies”). Jeffries will act as (i) the Company’s exclusive financial advisor and exclusive capital markets advisor in connection with a possible Business Combination involving one or both of ZeroFOX and/or IDX (each and collectively, together with its affiliates and subsidiaries, the “Target”) and (ii) sole and exclusive (other than with respect to Stifel Financial Corp. (“Stifel”). If the pending Business Combination with ZeroFox and/or IDX does not occur, the Company will not be required to pay any contingent fees in connection with this agreement.
Jefferies will provide the Company with mergers and acquisition and equity capital markets financial advice and assistance in connection with a possible acquisition or other business transaction or series of transactions involving all or a material portion of the Target’s equity or assets, whether directly or indirectly and through any form of transaction, including, without limitation, merger, reverse merger, liquidation, stock purchase, asset purchase, recapitalization, reorganization, consolidation, amalgamation, joint venture, strategic partnership, license or other transaction.
The Company entered into an agreement with Stifel, Nicolaus & Company, Incorporated (“Stifel”). Stifel will endeavor to obtain one or more commitments for the Financing (individually a “Commitment” and collectively the “Commitments”) from one or more financial institutions or other sources other than any affiliates of the Company, ZeroFOX, Inc. or ID Expert Holdings, Inc.

(the “Investors”). If the Business Combination does not occur, the Company will not be required to pay any contingent fees in connection with this agreement.
There can be no assurances that the Company will complete the pending Business Combination with ZeroFox and/or IDX.
Common Equity Investment
Concurrently with the execution of the Business Combination Agreement, LNFA entered into subscription agreements (the “Common Equity Subscription Agreements”) with certain investors, including, among others, Victory Park Capital, certain existing stockholders of ZeroFox (certain funds affiliated with New Enterprise Associates, Highland Capital and Alsop Louie Partners (the “ZF Investors”)), and certain existing stockholders of IDX (certain funds affiliated with Blue Venture Fund, Peloton Equity and ForgePoint Capital (the “IDX Investors”)). Pursuant to the Common Equity Subscription Agreements, the investors agreed to subscribe for and purchase, and LNFA agreed to issue and sell to such investors, on the Closing Date (as defined in the Business Combination Agreement), an aggregate of 2,000,000 shares of LNFA Common Stock in exchange for an aggregate purchase price of $20,000,000 (the “Common Equity PIPE Financing”).
In addition, on December 16, 2021, the ZF Investors purchased PIK promissory notes issued by ZeroFox (the “ZF PIK Promissory Notes
” (as defined in the Business Combination Agreement))
 for an aggregate purchase price of $5,000,000. Such ZF PIK Promissory Notes
(as defined in the Business Combination Agreement)

accrue interest that will be
paid-in-kind
at a rate of 5.0% per annum. If the Closing occurs, the repayment of the original principal amount of the ZF PIK Promissory Notes (as defined in the Business Combination Agreement) may be offset against amounts owed by the ZF investors under their Common Equity Subscription Agreements. In addition, if the Closing occurs, any portion of closing cash consideration to which the IDX Investors are entitled in connection with the consummation of the Business Combination may be reduced to fund the subscription amount the IDX Investors would otherwise be required to pay pursuant to the Common Equity Subscription Agreements.
The closing of the Common Equity PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Common Equity Subscription Agreements provide that LNFA will grant the investors in the Common Equity PIPE Financing certain customary registration rights.
Convertible Notes Investment
In connection with signing the Business Combination Agreement, LNFA entered into convertible note subscription agreements (the “Convertible Note Subscription Agreements”) with affiliates of Monarch Alternative Capital LP, Victory Park Capital, LLC and Corbin Capital Partners, LP (the “Note Investors”), in respect of $150,000,000 aggregate principal amount of unsecured convertible notes due in 2025 (the “Notes”) to be issued in connection with the closing of the Business Combination (the “Convertible Notes Financing”). The principal terms of the Notes are set forth in the form of indenture attached as an exhibit to the Convertible Note Subscription Agreements, which indenture shall be entered into by LNFA, the guarantors party thereto and the indenture trustee (the “Indenture”), and the form of global note attached thereto. The Notes will bear interest at a rate of 7.00% per annum, payable quarterly in cash; provided, that the issuer may elect to pay interest in kind at 8.75% per annum, and the Notes will be convertible at an initial conversion price of $11.50, subject to customary anti-dilution adjustments, including with respect to stock-splits and stock dividends, dividends and other distributions, above-market tender offers, below-market rights offerings and spin-offs (the “Conversion Price”), and shall mature on the date that is three years following the closing of the Convertible Notes Financing. The post-Business Combination company may, at its election, force conversion of the Notes after the first anniversary of the issuance of the Notes (the “Conversion Trigger Date”), subject to a holder’s prior right to convert, if the volume-weighted average trading price of the post-Business Combination company’s common stock (x) for the first year after the Conversion Trigger Date, is greater than or equal to 150% of the conversion price for more than 20 trading days during a period of 30 consecutive trading days and (y) for the second year after the Conversion Trigger Date, is greater than or equal to 130% of the conversion price for more than 20 trading days during a period of 30 consecutive trading days.
Each holder of a Note will have the right to cause the post-Business Combination company to repurchase for cash all or a portion of the Notes held by such holder at any time upon the occurrence of a “fundamental change”, a customary definition provided in the Indenture (a “Fundamental Change”), at a price equal to par plus accrued and unpaid interest. In the event of a conversion in connection with a Fundamental Change, the Conversion Price will be adjusted by a usual and customary Fundamental Change “make-whole table” to be agreed in the Indenture. The Indenture will include restrictive covenants that, among other things, will limit the ability of the post-Business Combination company to incur senior debt in excess of $50,000,000, subject to certain qualifications and exceptions set forth in the Indenture. The Indenture also will include customary events of default.
The closing of the Convertible Notes Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. LNFA has agreed to execute a registration rights agreement for the benefit of the Note Investors, providing for customary demand, shelf and piggyback registration rights and otherwise in form and substance acceptable to the Note Investors and LNFA.